Property and equipment	12 Months Ended
Sep. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment [Text Block]

7. Property and equipment

The following is a summary of changes in our property and equipment:

Cost	Computer equipment	Computer software	Office furniture and equipment	LRIP equipment(1)	R&D equipment	Leasehold improvements	Sales demo equipment	Total
Balance at September 30, 2022	$106,806	$5,129	$100,933	$77,559	$239,804	$137,037	550,086	$1,217,354
Additions	37,047	-	8,645	20,099	-	2,680	108,478	176,949
Disposals	-	-	-	-	-	(7,925)	(549,330)	(557,255)
Balance at September 30, 2023	$143,853	$5,129	$109,578	$97,658	$239,804	$131,792	109,234	$837,048
Additions	46,254	-	14,000	41,076	-	-	-	101,330
Disposals	(1,799)	-	(8,645)	-	(26,387)	-	-	(36,831)
Balance at September 30, 2024	$188,308	$5,129	$114,933	$138,734	$213,417	$131,792	$109,234	$901,547

Cost	Computer equipment	Computer software	Office furniture and equipment	LRIP equipment(1)	R&D equipment	Leasehold improvements	Sales demo equipment	Total
Balance at September 30, 2022	$42,525	$1,254	$59,431	$7,002	$84,506	$44,449	145,706	$384,873
Depreciation	34,937	1,710	20,753	18,749	50,618	21,141	153,045	300,953
Disposals	-	-	-	-	-	(7,925)	(258,149)	(266,074)

Balance at September 30, 2023	$77,462	$2,964	$80,184	$25,751	$135,124	$57,665	40,602	$419,752
Depreciation	37,788	1,710	15,342	36,760	32,289	21,371	54,398	199,658
Disposals	(1,799)	-	(8,645)	-	(19,131)	-	-	(29,575)
Balance at September 30, 2024	$113,451	$4,674	$86,881	$62,511	$148,282	$79,036	$95,000	$589,835

Carrying value at September 30, 2023	$66,391	$2,165	$29,394	$71,907	$104,680	$74,127	$68,632	$417,296
Carrying value at September 30, 2024	$74,857	$455	$28,052	$76,223	$65,135	$52,756	$14,234	$311,712

(1) Low-rate initial production equipment ("LRIP") includes moulds for developing PARA OPSTM device samples.